Offerings - Offering: 1	Feb. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.340% Notes due 2030
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.99992
Maximum Aggregate Offering Price	$ 299,976,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,926.33
Offering Note
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Compa
n
y’s Registration Statement on Form N-2 (File No. 333-269628) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.